Document And Entity Information	Jul. 15, 2026
Document Information [Line Items]
Entity Central Index Key	0002114229
Document Type	S-1
Entity Registrant Name	Churchill Capital Corp XIII
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false